Property, plant and equipment - Right-of-use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 15,090	$ 11,434	$ 0
Property
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	14,921		0
Office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	67		0
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 102		$ 0